Expenses by nature - Capital reorganization (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021 $ / shares shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Expenses by nature
Warrants acquired (15,701,067 warrants at $1.04 per warrant)		£ (4,961)	£ (10,730)
Accounts payable acquired		(16,031)	(40,227)
Expense recognised		23,189	111,996	£ 96
Private warrants
Expenses by nature
Expense recognised			1,572
Capital reorganization
Expenses by nature
Market value of 9,203,984 ordinary shares ($10.68 per share)			74,265
Cash acquired			4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)			(11,997)
Accounts payable acquired			(2,289)
Add net liabilities acquired			9,558
Foreign exchange differences			671
Charge for listing services			83,152
Number of ordinary shares issued | shares	9,203,984
Market value per ordinary share | $ / shares	$ 10.68
Number of warrants issued | shares	15,701,067
Value per warrant | $ / shares	$ 1.04
Expense recognised		£ 84,712	£ 84,712